BUSINESS COMBINATION AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cetus Capital Acquisition Corp [Member]
Business Acquisition [Line Items]
BUSINESS COMBINATION AGREEMENT

Note 6 - Business Combination Agreement

On June 20, 2023, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) by and among the Company, MKD Technology Inc., a Taiwan corporation (the “MKD Taiwan”), MKD BVI, and Ming-Chia Huang, in his capacity as the representative of the shareholders of MKD Taiwan (the “Shareholders’ Representative”).

The Business Combination Agreement contemplates, among other things, that: (A) the Shareholders’ Representative will incorporate, on or prior to August 20, 2023, a British Virgin Islands business company (“Pubco”) for the purpose of serving as the public listed company whose shares shall be traded on The Nasdaq Stock Market, which company shall initially be owned by the Shareholders’ Representative; (B) Pubco will incorporate, on or prior to August 20, 2023, a British Virgin Islands business company and wholly-owned subsidiary of Pubco (“Merger Sub 1”) for the sole purpose of merging with and into MKD BVI (the “Acquisition Merger”), with MKD BVI being the surviving entity and a wholly-owned subsidiary of Pubco; (C) Pubco will incorporate, on or prior to August 20, 2023, a British Virgin Islands business company and wholly-owned subsidiary of Pubco (“Merger Sub 2”) for the sole purpose of the merger of the Company with and into Merger Sub 2 (the “SPAC Merger”), in which the Company will be the surviving entity and a wholly-owned subsidiary of Pubco; (D) MKD BVI and Merger Sub 1 will effect the Acquisition Merger; and (E) the Company and Merger Sub 2 will effect the SPAC Merger.

The Acquisition Merger, the SPAC Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter collectively referred to as the “Business Combination”.

The aggregate consideration to be paid to the shareholders of MKD BVI for the Acquisition Merger is US$230 million (less the amount of Closing Company Debt plus the amount of Closing Company Cash), payable on the Closing Date in the form of a number of newly issued ordinary shares of Pubco valued at $10.00 per share. In the event that MKD BVI holds less than 100% of the issued and outstanding shares of the capital stock of MKD Taiwan at the Closing Date, the number of ordinary shares of Pubco to be issued to the shareholders of MKD BVI shall be proportionately reduced.

On the Closing Date, the Company and Merger Sub 2 will effect the SPAC Merger, as a result of which the Company will continue as a wholly-owned subsidiary of Pubco. In connection with the SPAC Merger, every issued and outstanding unit of the Company shall separate into each unit’s individual components, consisting of one share of Class A common stock, one warrant and one right, and all units shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist. In addition, each of the issued and outstanding securities of the Company will be converted into an equivalent amount of Pubco’s securities, as follows:

●	Each share of the Class A common stock of the Company will be converted automatically into one ordinary share of Pubco;

●	Each right to acquire one-sixth of one share of Class A common stock of the Company will be converted automatically into one right to acquire one-sixth of one ordinary share of Pubco, except that any fractional share that would otherwise be issued will be rounded down to the nearest whole share; and

●	Each warrant entitled to purchase one (1) share of Class A Common stock of the Company at a price of $11.50 per whole share will be converted automatically into one warrant to purchase one (1) ordinary share of Pubco at a price of $11.50 per whole share.

The Business Combination Agreement contemplates that Pubco will, immediately after the Closing, have a board of directors composed of seven (7) persons, with MKD Taiwan having the right to designate five (5) directors and with Cetus Sponsor LLC having the right to designate two (2) directors.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 6 - Business Combination Agreement (Continued)

On July 31, 2023, the parties to the Business Combination Agreement entered into a First Addendum to the Business Combination Agreement, pursuant to which (A) MKDWELL Tech Inc. agreed to become a party to the Business Combination Agreement and to comply with the terms applicable to Pubco thereunder and (B) the parties agreed to extend the date by which Pubco, Merger Sub 1 and Merger Sub 2 must execute an addendum to become parties to the Business Combination Agreement from July 31, 2023 to August 20, 2023.

On August 10, 2023, MKDMerger1 Inc. and MKDMerger2 Inc. each executed and delivered a Second Addendum to the Business Combination Agreement, pursuant to which (A) MKDMerger1 Inc. agreed to become a party to the Business Combination Agreement and to comply with the terms applicable to Merger Sub 1 thereunder and (B) MKDMerger2 Inc. agreed to become a party to the Business Combination Agreement and to comply with the terms applicable to Merger Sub 2 thereunder.

On October 31, 2023, the Sponsor deposited $575,000 into the Trust Account in connection with the extension of the Business Combination Period from November 3, 2023 to February 3, 2024. This deposit was made in respect of a loan to the Company (the “Extension Loan”), which Extension Loan is evidenced by an unsecured promissory note issued by the Company to the Sponsor (the “Extension Note”). The funds that were used by the Sponsor to make the Extension Loan were provided by MKD BVI (the loan made by MKD BVI to the Sponsor being referred to herein as the “First MKD Loan”). The First MKD Loan is evidenced by a promissory note issued by the Sponsor to MKD BVI containing substantially the same terms as the Extension Note. As a condition for MKD BVI to make the First MKD Loan to the Sponsor, the Sponsor granted to MKD BVI a security interest in 575,000 of the shares of Cetus Common Stock held by the Sponsor.

On November 19, 2023, the parties to the Business Combination Agreement entered into a Third Addendum to the Business Combination Agreement to extend the Termination Date from November 3, 2023 to February 1, 2024.

On December 14, 2023, Cetus Capital, the Sponsor, the members of the Cetus Board (the “Insiders”) and EF Hutton executed and delivered a Letter of Consent and Waiver (the “Consent and Waiver”), agreeing that notwithstanding anything to the contrary in the Insider Letter among the Insiders, Cetus Capital, the Sponsor and EF Hutton, the Sponsor may pledge as security and/or transfer any shares of Cetus Common Stock held by the Sponsor in connection with the obtaining of loans towards payment of the fees for the extension of the Business Combination Period, including but not limited to those shares of Cetus Common Stock pledged in connection with the MKD Loan.

On January 31, 2024, Cetus Capital held the Extension Meeting, at which the stockholders of Cetus Capital approved an amendment (the “Extension Amendment”) to Cetus Capital’s amended and restated certificate of incorporation to extend the date by which Cetus Capital must consummate its initial business combination from February 3, 2024 up to six (6) one-month extensions to August 3, 2024, provided that an additional amount equal to the lesser of $0.03 per outstanding public share and $50,000 for each month extended is deposited into the trust account, or such earlier date as determined by the Cetus Board (the “2024 Extension”). Cetus Capital implemented the 2024 Extension by (A) filing the Extension Amendment with the Secretary of State of the State of Delaware on February 2, 2024 and (B) entering into an Amendment No. 1 of the Trust Agreement that reflects the 2024 Extension. In connection with the Extension Meeting, an aggregate of 3,691,066 Public Shares were redeemed, as a result of which redemptions $38,792,466 was removed from the Trust Account.

In connection with the Extension Amendment, the Sponsor has caused four additional deposits, each in the amount of $50,000, for an aggregate of $200,000, to be deposited into the Trust Account to extend the Business Combination Period for four additional one month periods, until June 3, 2024. These deposits were made in respect of a loan to Cetus Capital in the aggregate principal amount of up to $300,000 (the “Sponsor Loan”), which Sponsor Loan is evidenced by an unsecured promissory note issued by Cetus Capital to the Sponsor (the “Sponsor Note”). The funds that were used by the Sponsor to make the Sponsor Loan were provided by MKD BVI (the loan made by MKD BVI to the Sponsor being referred to herein as the “Second MKD Loan”). The Second MKD Loan is evidenced by a note issued by the Sponsor to MKD BVI in the aggregate principal amount of up to $300,000 containing substantially the same terms as the Sponsor Note. As a condition for MKD BVI to make the Second MKD Loan to the Sponsor, the Sponsor granted to MKD BVI a security interest in 300,000 of the shares of Cetus Common Stock held by the Sponsor (the “Pledged Shares”). In addition, the Sponsor and Cetus Capital entered into a Stock Pledge Agreement with respect to the pledge of the Pledged Shares.

On February 1, 2024, the parties to the Business Combination Agreement entered into a Fourth Addendum to the Business Combination Agreement to extend the Termination Date from February 1, 2023 to April 30, 2024.

On April 30, 2024, the parties to the Business Combination Agreement executed and delivered a Fifth Addendum to the Business Combination Agreement to extend the “Outside Date”, as set forth in the Business Combination Agreement, from April 30, 2024 to June 30, 2024.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 6 - Business Combination Agreement

On June 20, 2023, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) by and among the Company, MKD Technology Inc., a Taiwan corporation (the “MKD Taiwan”), MKD BVI, and Ming-Chia Huang, in his capacity as the representative of the shareholders of MKD Taiwan (the “Shareholders’ Representative”).

The Business Combination Agreement contemplates, among other things, that: (A) the Shareholders’ Representative will incorporate, on or prior to August 20, 2023, a British Virgin Islands business company (“Pubco”) for the purpose of serving as the public listed company whose shares shall be traded on The Nasdaq Stock Market, which company shall initially be owned by the Shareholders’ Representative; (B) Pubco will incorporate, on or prior to August 20, 2023, a British Virgin Islands business company and wholly-owned subsidiary of Pubco (“Merger Sub 1”) for the sole purpose of merging with and into MKD BVI (the “Acquisition Merger”), with MKD BVI being the surviving entity and a wholly-owned subsidiary of Pubco; (C) Pubco will incorporate, on or prior to August 20, 2023, a British Virgin Islands business company and wholly-owned subsidiary of Pubco (“Merger Sub 2”) for the sole purpose of the merger of The Company with and into Merger Sub 2 (the “SPAC Merger”), in which The Company will be the surviving entity and a wholly-owned subsidiary of Pubco; (D) MKD BVI and Merger Sub 1 will effect the Acquisition Merger; and (E) the Company and Merger Sub 2 will effect the SPAC Merger.

The Acquisition Merger, the SPAC Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter collectively referred to as the “Business Combination”.

The aggregate consideration to be paid to the shareholders of MKD BVI for the Acquisition Merger is US$230 million (less the amount of Closing Company Debt plus the amount of Closing Company Cash), payable on the Closing Date in the form of a number of newly issued ordinary shares of Pubco valued at $10.00 per share. In the event that MKD BVI holds less than 100% of the issued and outstanding shares of the capital stock of MKD Taiwan at the Closing Date, the number of ordinary shares of Pubco to be issued to the shareholders of MKD BVI shall be proportionately reduced.

On the Closing Date, the Company and Merger Sub 2 will effect the SPAC Merger, as a result of which the Company will continue as a wholly-owned subsidiary of Pubco. In connection with the SPAC Merger, every issued and outstanding unit of the Company shall separate into each unit’s individual components, consisting of one share of Class A common stock, one warrant and one right, and all units shall cease to be outstanding and shall automatically be canceled and retired and shall cease to exist. In addition, each of the issued and outstanding securities of the Company will be converted into an equivalent amount of Pubco’s securities, as follows:

●	Each share of the Class A common stock of the Company will be converted automatically into one ordinary share of Pubco;

●	Each right to acquire one-sixth of one share of Class A common stock of the Company will be converted automatically into one right to acquire one-sixth of one ordinary share of Pubco, except that any fractional share that would otherwise be issued will be rounded down to the nearest whole share; and

●	Each warrant entitled to purchase one (1) share of Class A Common stock of the Company at a price of $11.50 per whole share will be converted automatically into one warrant to purchase one (1) ordinary share of Pubco at a price of $11.50 per whole share, subject to adjustment in accordance with the Warrant terms.

The Business Combination Agreement contemplates that Pubco will, immediately after the Closing, have a board of directors composed of seven (7) persons, with MKD Taiwan having the right to designate five (5) directors and with Cetus Sponsor LLC having the right to designate two (2) directors.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Note 6 - Business Combination Agreement (Continued)

On July 31, 2023, the parties to the Business Combination Agreement entered into a First Addendum to the Business Combination Agreement, pursuant to which (A) MKDWELL Tech Inc. agreed to become a party to the Business Combination Agreement and to comply with the terms applicable to Pubco thereunder and (B) the parties agreed to extend the date by which Pubco, Merger Sub 1 and Merger Sub 2 must execute an addendum to become parties to the Business Combination Agreement from July 31, 2023 to August 20, 2023.

On August 10, 2023, MKDMerger1 Inc. and MKDMerger2 Inc. each executed and delivered a Second Addendum to the Business Combination Agreement, pursuant to which (A) MKDMerger1 Inc. agreed to become a party to the Business Combination Agreement and to comply with the terms applicable to Merger Sub 1 thereunder and (B) MKDMerger2 Inc. agreed to become a party to the Business Combination Agreement and to comply with the terms applicable to Merger Sub 2 thereunder.

On October 31, 2023, the Sponsor deposited $575,000 into the Trust Account in connection with the extension of the Business Combination Period from November 3, 2023 to February 3, 2024. This deposit was made in respect of a loan to the Company (the “Extension Loan”), which Extension Loan is evidenced by an unsecured promissory note issued by the Company to the Sponsor (the “Extension Note”). The funds that were used by the Sponsor to make the Extension Loan were provided by MKD BVI (the loan made by MKD BVI to the Sponsor being referred to herein as the “First MKD Loan”). The First MKD Loan is evidenced by a promissory note issued by the Sponsor to MKD BVI containing substantially the same terms as the Extension Note. As a condition for MKD BVI to make the First MKD Loan to the Sponsor, the Sponsor granted to MKD BVI a security interest in 575,000 of the shares of Cetus Common Stock held by the Sponsor.

On November 19, 2023, the parties to the Business Combination Agreement entered into a Third Addendum to the Business Combination Agreement to extend the Termination Date from November 3, 2023 to February 1, 2024.

On December 14, 2023, Cetus Capital, the Sponsor, the members of the Cetus Board (the “Insiders”) and EF Hutton executed and delivered a Letter of Consent and Waiver (the “Consent and Waiver”), agreeing that notwithstanding anything to the contrary in the Insider Letter among the Insiders, Cetus Capital, the Sponsor and EF Hutton, the Sponsor may pledge as security and/or transfer any shares of Cetus Common Stock held by the Sponsor in connection with the obtaining of loans towards payment of the fees for the extension of the Business Combination Period, including but not limited to those shares of Cetus Common Stock pledged in connection with the MKD Loan.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS